Consolidated Balance Sheets (Parentheticals) - € / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in EUR per share)	€ 0.13	€ 0.13
Common stock, shares issued (in shares)	29,368,394	29,098,144
Common stock, shares outstanding (in shares)	28,997,866	28,727,616
Treasury stock, shares (in shares)	370,528	370,528